Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Maturity of Lease Liabilities
Maturity analysis of contractual undiscounted cash flows of the lease liabilities is detailed below:

	December 31,
	2022	2021
Due within 1 year	1,506	1,574
After 1 year but within 5 years	7,210	7,262
After 5 years but within 10 years	12,330	13,771
Total undiscounted lease liabilities	21,046	22,607

Short-term	965	996
Long-term	15,780	16,737
Lease liabilities included in the consolidated statement of financial position	16,745	17,733
Amounts recognized in the consolidated statement of cash flows:

	December 31,
	2022	2021
Payments of lease liabilities	995	1,227
Amounts recognized in profit or loss:

	December 31,
	2022	2021	2020
Interest on lease liabilities	(579)	(810)	(862)
Income from sub-leasing right-of-use assets	—	227	265